UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



                Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory Heyman
Title:    Chief Compliance Officer
Phone:    (212) 984-8825


Signature, Place and Date of Signing:

   /s/ Gregory Heyman            New York, New York          February 14, 2007
------------------------     --------------------------    ---------------------
      [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       13

Form 13F Information Table Value Total:  $144,681
                                         (thousands)


List of Other Included Managers:            NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                           MARKET
                                TITLE                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC             COM             037833100   18,241   215,000  SH            SOLE      NONE       215,000
BAIDU COM INC                  SPON ADR REP A  056752108   19,157   170,000  SH            SOLE      NONE       170,000
BURGER KING HLDGS INC          COM             121208201   10,550   500,000  SH            SOLE      NONE       500,000
COVANTA HLDG CORP              COM             22282E102    8,155   370,000  SH            SOLE      NONE       370,000
DTS INC                        COM             23335C101    7,257   300,000  SH            SOLE      NONE       300,000
GOOGLE INC                     CL A            38259P508    6,908    15,000  SH            SOLE      NONE        15,000
GRUPO AEROPORTUARIO DEL PAC    SPON ADR B      400506101   13,936   355,600  SH            SOLE      NONE       355,600
HERCULES OFFSHORE INC          COM             427093109    9,603   332,300  SH            SOLE      NONE       332,300
MEMC ELECTR MATLS INC          COM             552715104   13,699   350,000  SH            SOLE      NONE       350,000
MORGAN STANLEY                 COM NEW         617446448    6,922    85,000  SH            SOLE      NONE        85,000
MORGAN STANLEY INDIA INVS FD   COM             61745C105    4,010    78,900  SH            SOLE      NONE        78,900
RESEARCH IN MOTION LTD         COM             760975102   12,778   100,000  SH            SOLE      NONE       100,000
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A        848574109   13,465   402,300  SH            SOLE      NONE       402,300
------------------------------------------------------------------------------------------------------------------------------------

SK 22124 0001 746584